ACCRUED EXPENSES AND OTHER PAYABLES	9 Months Ended
Sep. 30, 2019
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

11   ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of	As of
	December 31,	September 30,
	2018	2019
Accrued interest expenses	32,902	49,681
Accrued debt issuance costs	618	31,928
Income tax payable	43,898	86,990
Other tax payable	30,663	62,175
Consideration payables for acquisitions	192,367	104,924
Deferred government grants	4,800	4,800
Accrued payroll and welfare benefits	77,134	78,427
Accrued professional fees	32,076	72,284
Amount due to related parties	—	11,984
Other accrued operating expenses	52,618	61,612
Other payables	9,488	132,302
	476,564	697,107